Shareholder Report, Average Annual Return (Details) 191885_NEOS Bitcoin High Income ETF_TF_TSR Annual {TF}	7 Months Ended	12 Months Ended	14 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
NEOS Bitcoin High Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NEOS Bitcoin High Income ETF NAV
Average Annual Return, Percent	(12.50%)	(1.28%)	20.49%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Total Return Index
Average Annual Return, Percent	16.64%	17.88%	15.48%
CME CF BTC-USD Reference Rate 4PM NY [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CME CF BTC-USD Reference Rate 4PM NY
Average Annual Return, Percent	(16.64%)	(6.84%)	23.29%